LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS' EQUITY	LIMITED PARTNERS’ EQUITY
Limited partners’ equity
As at December 31, 2022, 275,358,750 LP units were outstanding (2021: 275,084,265 LP units) including 68,749,416 LP units (2021: 68,749,416 LP units) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.f the proceeds from the offering of LP units.
During the year ended December 31, 2022, 262,177 LP units (2021: 230,304 LP units) were issued under the distribution reinvestment plan at a total value of $9 million (2021: $9 million).
During the year ended December 31, 2022, exchangeable shareholders of BEPC exchanged 12,308 BEPC exchangeable shares (2021: 16,071 shares) for an equivalent number of LP units amounting to less than $1 million (2021: $1 million).
As at December 31, 2022, Brookfield Corporation’s direct and indirect interest of 308,051,190 LP units, Redeemable/Exchangeable partnership units and BEPC exchangeable shares represents approximately 48.0% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 52.0% is held by public investors.
On an unexchanged basis, Brookfield holds a 25% direct limited partnership interest in Brookfield Renewable, a 41% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units, a direct 1% GP interest in BRELP and a 26% direct interest in the BEPC exchangeable shares of BEPC as at December 31, 2022.
In December 2022, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units. Brookfield Renewable is authorized to repurchase up to 13,764,352 LP units, representing 5% of its issued and outstanding LP units. The bids will expire on December 15, 2023, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units repurchased during the year ended December 31, 2022 and December 31, 2021.
Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2022	2021
Brookfield	$88	$84
External LP unitholders	267	251
	$355	$335
In February 2023, distributions to unitholders were increased to $1.35 per LP unit on an annualized basis, an increase of $0.07 per LP unit, which will take effect on the distribution payable in March 2023.
Distributions paid during the year ended December 31, 2022, totaled $345 million (2021: $325 million and 2020: $349 million).